The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—0.6%
Health Care—0.6%
Exact Sciences Corp. 144A 2.000%, 3/1/30(1)	$100	$142
Total Convertible Bonds and Notes (Identified Cost $137)		142

Corporate Bonds and Notes—6.4%
Communication Services—1.7%
DISH Network Corp. 144A 11.750%, 11/15/27(1)	56	58
EchoStar Corp. 10.750%, 11/30/29	328	354
		412

Financials—2.1%
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	56	56
Frontier Communications Holdings LLC
5.875%, 11/1/29	106	107
144A 6.000%, 1/15/30(1)	216	217
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	13	9
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	53	57
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	51	51
		497

Materials—0.4%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	93	93
Real Estate—2.2%
Kennedy-Wilson, Inc.
4.750%, 2/1/30	255	253
5.000%, 3/1/31	281	280
		533

Total Corporate Bonds and Notes (Identified Cost $1,536)		1,535

Leveraged Loans—0.3%
Media / Telecom - Telecommunications—0.3%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.841%, 5/13/27(2)	68	62
Total Leveraged Loans (Identified Cost $67)		62

	Shares
Common Stocks—44.4%
Communication Services—13.2%
Electronic Arts, Inc.(3)	6,428	1,310
Endeavor Group Holdings, Inc. Class A (4)(5)(6)	56,060	1,698
Liberty Broadband Corp. Class A(5)	1,434	72
	Shares	Value
Communication Services—continued
Warner Bros Discovery, Inc.(5)	3,254	$89
		3,169

Consumer Staples—0.3%
CN Healthy Food Tech Group Corp.(5)	465	3
Kenvue, Inc.	2,798	48
Treehouse Foods, Inc.(4)(5)	4,702	11
		62

Energy—2.1%
Coterra Energy, Inc.	13,116	461
Valaris Ltd.(5)	467	46
		507

Financials—8.5%
Acropolis Infrastructure(4)(5)	3,967	—
Brighthouse Financial, Inc.(5)	378	23
Cantaloupe, Inc.(5)	3,724	40
DigitalBridge Group, Inc.	26,995	416
Janus Henderson Group plc	1,894	97
ProAssurance Corp.(5)	16,322	404
Webster Financial Corp.	15,145	1,051
Zalatoris Acquisition Corp.(4)(5)	3,001	—
		2,031

Health Care—3.2%
Apellis Pharmaceuticals, Inc.(5)	1,724	69
Atrium Therapeutics, Inc.(5)	466	6
Hologic, Inc.(5)	3,793	287
Inhibrx, Inc.(5)	2,449	3
Masimo Corp.(5)	1,168	208
Penumbra, Inc.(5)	621	204
		777

Industrials—12.3%
Air Lease Corp. Class A	2,876	187
Chart Industries, Inc.(3)(5)	4,687	969
Norfolk Southern Corp.	4,399	1,262
UniFirst Corp.	2,097	528
		2,946

Information Technology—3.3%
Clearwater Analytics Holdings, Inc. Class A (5)	21,351	505
Onestream, Inc. Class A(5)	5,510	132
Qorvo, Inc.(5)	2,163	168
		805

Materials—1.5%
Sealed Air Corp.	8,629	363
Total Common Stocks (Identified Cost $10,489)		10,660

Rights—0.1%
Financials—0.1%
Aimei Health Technology Co., Ltd., 11/17/28(5)	3,362	1
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
Axiom Intelligence Acquisition Corp. 1, 10/20/30(5)	1,467	$— (7)
Bayview Acquisition Corp., 11/30/28(5)	2,923	1
BEST SPAC I Acquisition Corp., 02/01/30(5)	418	— (7)
Black Hawk Acquisition Corp., 12/31/26(5)	120	— (7)
Cal Redwood Acquisition Corp., 05/15/30(5)	1,263	— (7)
Cayson Acquisition Corp., 12/31/27(5)	1,811	— (7)
DT Cloud Acquisition Corp., 02/14/29(5)	1,554	— (7)
Emmis Acquisition Corp., 09/26/30(5)	1,461	— (7)
GSR IV Acquisition Corp., 09/05/30(5)	767	2
IB Acquisition Corp., 09/28/26(5)	4,303	1
Jackson Acquisition Co. II, 12/31/99(5)	10,834	1
Jena Acquisition Corp. II, 03/31/30(5)	3,373	1
K&F Growth Acquisition Corp. II, 08/29/31(5)	2,148	— (7)
Kochav Defense Acquisition Corp. Class R, 05/21/30(5)	9,640	2
Lakeshore Acquisition III Corp., (5)	3,704	1
Mountain Lake Acquisition Corp., 12/31/26(5)	8,630	2
Oyster Enterprises II Acquisition Corp., 03/31/30(5)	6,925	1
Pantages Capital Acquisition Corp., 12/31/26(5)	5,037	1
Pershing Tontine Spar, 09/29/33(4)(5)	1,848	1
Sizzle Acquisition Corp. II, (5)	9,423	2
Soulpower Acquisition Corp., 12/31/49(5)	6,804	1
Tavia Acquisition Corp., 11/26/29(5)	5,000	1
Thayer Ventures Acquisition Corp. II, 05/15/30(5)	2,371	— (7)
UY Scuti Acquisition Corp., 03/03/30(5)	3,005	— (7)
Wintergreen Acquisition Corp., 12/18/26(5)	38	— (7)
		19

Health Care—0.0%
ABIOMED, Inc., 12/31/49(4)(5)	814	1
Akouos, Inc., 12/31/49(4)(5)	4,144	3
Bristol-Myers Squibb Co., 12/31/35(4)(5)	6,945	10
		14

Total Rights (Identified Cost $18)		33

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(5)	2,326	— (7)
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(4)(5)	900	—
AA Mission Acquisition Corp. II, 09/09/31(5)	2,000	— (7)
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(5)	1,654	— (7)
Alchemy Investments Acquisition Corp. 1, 06/26/28(5)	2,148	— (7)
Aldel Financial II, Inc., 10/10/29(5)	3,734	1
AltEnergy Acquisition Corp., 11/02/28(5)	800	— (7)
Archimedes Tech SPAC Partners II Co., 04/02/30(5)	1,297	1
Armada Acquisition Corp. II, 05/20/30(5)	1,095	1
Berto Acquisition Corp., 04/28/30(5)	321	— (7)
Blue Water Acquisition Corp. III, 12/31/26(5)	1,665	1
Cartesian Growth Corp. II, 07/12/28(5)	873	— (7)
Cartesian Growth Corp. III, 03/06/30(5)	605	— (7)
Centurion Acquisition Corp., 08/01/29(5)	626	— (7)
Copley Acquisition Corp., 05/23/30(5)	3,450	1
Corner Growth Acquisition Corp., 12/31/27(4)(5)	895	—
Dune Acquisition Corp. II, 06/12/30(5)	4,050	1
Fact II Acquisition Corp., 12/20/29(5)	686	— (7)
	Shares	Value

Financials—continued
Galata Acquisition Corp. II, 09/18/30(5)	485	$— (7)
Gesher Acquisition Corp. II, 03/12/30(5)	1,041	— (7)
Goal Acquisitions Corp., 02/11/27(5)	8,032	— (7)
Gores Holdings X, Inc., 06/20/31(5)	1,091	1
Graf Global Corp., 08/07/29(5)	1,202	— (7)
Keen Vision Acquisition Corp., 09/15/28(5)	6,166	— (7)
Launch Two Acquisition Corp., 11/26/29(5)	1,573	— (7)
Lightwave Acquisition Corp., 06/24/30(5)	2,065	1
Live Oak Acquisition Corp. V, 04/17/30(5)	715	1
New Providence Acquisition Corp. III, 04/24/30(5)	3,105	1
Newbury Street II Acquisition Corp., 12/29/29(5)	2,521	1
NewHold Investment Corp. III, 04/17/30(5)	896	— (7)
Oxley Bridge Acquisition Ltd., 08/15/30(5)	837	— (7)
Perimeter Acquisition Corp. I, 06/17/30(5)	636	— (7)
Pioneer Acquisition I Corp., 06/17/30(5)	3,622	1
Republic Digital Acquisition Co., 10/31/31(5)	321	— (7)
Roman DBDR Acquisition Corp. II, 02/03/30(5)	1,705	— (7)
SIM Acquisition Corp. I, 08/28/29(5)	1,902	1
Stellar V Capital Corp., 03/24/30(5)	863	— (7)
Target Global Acquisition I Corp., 12/31/27(5)	1,600	— (7)
Titan Acquisition Corp., 06/02/30(5)	6,282	2
Voyager Acquisition Corp., 05/16/31(5)	2,090	— (7)
Wen Acquisition Corp., 05/15/31(5)	1,618	1
		16

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(5)	1,068	— (7)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(5)	5,381	— (7)
LeddarTech Holdings, Inc., 12/21/28(5)	2,213	— (7)
		— (7)

Total Warrants (Identified Cost $30)		16

	Shares/Units
Special Purpose Acquisition Companies—29.0%
1RT Acquisition Corp.(5)	226	2
A Paradise Acquisition Corp.(5)	838	9
A Paradise Acquisition Corp. Class A(5)	4,522	46
AA Mission Acquisition Corp. II Class A(5)	4,001	40
Abony Acquisition Corp. I(5)	1,027	10
Activate Energy Acquisition Corp.(5)	2,897	29
Activate Energy Acquisition Corp. Class A(5)	2,050	20
Agriculture & Natural Solutions Acquisition Corp.(5)	24,814	280
AI Infrastructure Acquisition Corp.(5)	3,346	34
AI Infrastructure Acquisition Corp. Class A(5)	2,195	22
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(5)	2,075	21
American Drive Acquisition Co.(5)	1,319	13
Andretti Acquisition Corp. II Class A(5)	13,560	144
Apex Treasury Corp.(5)	1,258	13
Apex Treasury Corp. Class A(5)	8,276	83
Archimedes Tech SPAC Partners II Co.(5)	7,157	75
Archimedes Tech SPAC Partners III Co.(5)	830	8
Armada Acquisition Corp. II Class A(5)	7,139	74
Axiom Intelligence Acquisition Corp. 1 Class A(5)	5,621	57
Bain Capital GSS Investment Corp.(5)	2,090	21
Berto Acquisition Corp.(5)	5,927	61
BEST SPAC I Acquisition Corp. Class A(5)	418	4
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
Bitcoin Infrastructure Acquisition Corp., Ltd.(5)	1,822	$18
Blue Acquisition Corp.(5)	1,033	11
Blue Acquisition Corp. Class A(5)	2,341	24
Blue Water Acquisition Corp. III Class A(5)	4,724	49
Blue Water Acquisition Corp. IV(5)	806	8
Blueport Acquisition Ltd. Class A(5)	835	8
Bluerock Acquisition Corp.(5)	2,060	21
BTC Development Corp.(5)	418	4
Cal Redwood Acquisition Corp. Class A(5)	8,341	85
Calisa Acquisition Corp.(5)	2,472	25
Calisa Acquisition Corp.(5)	132	1
Cambridge Acquisition Corp.(5)	1,644	16
Cantor Equity Partners I, Inc. Class A(5)	1,059	11
Cantor Equity Partners III, Inc. Class A(5)	419	4
Cantor Equity Partners V, Inc. Class A(5)	3,758	38
Cartesian Growth Corp. III Class A(5)	2,303	24
Centurion Acquisition Corp.(5)	8,128	88
ChampionsGate Acquisition Corp.(5)	506	5
Chenghe Acquisition III Co.(5)	2,288	23
Chenghe Acquisition III Co. Class A(5)	17	— (7)
Churchill Capital Corp. IX(5)	8,134	87
Churchill Capital Corp. XI(5)	440	5
Cohen Circle Acquisition Corp. II(5)	1,764	18
Colombier Acquisition Corp. III(5)	719	7
Columbus Circle Capital Corp. II(5)	1,229	12
Copley Acquisition Corp. Class A(5)	8,053	83
Crane Harbor Acquisition Corp. II(5)	410	4
Crown Reserve Acquisition Corp. I(5)	2,085	21
Crown Reserve Acquisition Corp. I Class A(5)	5,029	50
CSLM Digital Asset Acquisition Corp. III Ltd.(5)	3,325	34
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(5)	5,383	54
D Boral ARC Acquisition I Corp. Class A(5)	3,101	31
Daedalus Special Acquisition Corp.(5)	1,173	12
Drugs Made In America Acquisition II Corp.(5)	4,207	42
Drugs Made In America Acquisition II Corp.(5)	4,141	41
DT Cloud Star Acquisition Corp.(5)	1,025	11
Dune Acquisition Corp. II(5)	6,001	62
Dynamix Corp. III(5)	419	4
EGH Acquisition Corp. Class A(5)	679	7
Emmis Acquisition Corp. Class A(5)	1,461	15
EQV Ventures Acquisition Corp. II(5)	4,134	42
Eureka Acquisition Corp.(5)	418	5
Fact II Acquisition Corp.(5)	8,940	94
Fifth Era Acquisition Corp. I Class A(5)	717	7
FIGX Capital Acquisition Corp.(5)	712	7
FIGX Capital Acquisition Corp. Class A(5)	1,043	11
Flag Ship Acquisition Corp.(5)	436	5
FutureCrest Acquisition Corp.(5)	83	1
Galata Acquisition Corp. II Class A(5)	1,455	15
Gesher Acquisition Corp. II Class A(5)	2,082	22
GigCapital7 Corp. Class A(5)	4,427	47
GigCapital8 Corp. Class A(5)	11,071	110
GigCapital9 Corp.(5)	2,463	25
GigCapital9 Corp. Class A(5)	820	8
Globa Terra Acquisition Corp. Class A(5)	11,391	117
Gores Holdings X, Inc. Class A(5)	4,367	45
GP-Act III Acquisition Corp. Class A(5)	8,534	93
Graf Global Corp. Class A(5)	2,406	26
GSR IV Acquisition Corp. Class A(5)	7,669	77
Harvard Ave Acquisition Corp.(5)	5,017	51
Harvard Ave Acquisition Corp. Class A(5)	1,240	12
Haymaker Acquisition Corp. 4(5)	19,366	222
HCM III Acquisition Corp.(5)	209	2
Highview Merger Corp. Class A(5)	1,419	14
	Shares/Units	Value
Idea Acquisition Corp.(5)	1,229	$12
Illumination Acquisition Corp. I(5)	1,228	12
Indigo Acquisition Corp.(5)	2,089	21
Infinite Eagle Acquisition Corp.(5)	417	4
Iron Horse Acquisition II Corp.(5)	1,319	13
ITHAX Acquisition Corp. III(5)	2,060	21
Jackson Acquisition Co. II Class A(5)	10,834	115
Jena Acquisition Corp. II Class A(5)	7,632	78
K&F Growth Acquisition Corp. II Class A(5)	1,682	18
Kochav Defense Acquisition Corp. Class A(5)	12,089	124
KRAKacquisition Corp.(5)	413	4
LaFayette Acquisition Corp.(5)	1,690	17
Lafayette Digital Acquisition Corp. I(5)	833	8
Lake Superior Acquisition Corp.(5)	2,133	22
Lake Superior Acquisition Corp. Class A(5)	1,671	17
Lakeshore Acquisition III Corp.(5)	5,798	60
Launch Two Acquisition Corp. Class A(5)	6,286	67
Launchpad Cadenza Acquisition Corp. I(5)	2,941	29
Leapfrog Acquisition Corp.(5)	959	10
Legato Merger Corp. III(5)	5,402	59
Legato Merger Corp. IV(5)	1,244	12
Lightwave Acquisition Corp. Class A(5)	6,220	63
Lionheart Holdings Class A(5)	3,332	36
Live Oak Acquisition Corp. V Class A(5)	4,579	48
M Evo Global Acquisition Corp. II(5)	2,415	24
M3-Brigade Acquisition VI Corp.(5)	415	4
McKinley Acquisition Corp.(5)	832	8
McKinley Acquisition Corp. Class A(5)	6,160	62
Mercer Park Opportunities Corp.(5)	2,104	22
Meshflow Acquisition Corp.(5)	2,888	29
Miluna Acquisition Corp. Class A(5)	3,740	37
Mountain Lake Acquisition Corp. Class A(5)	7,452	78
Mountain Lake Acquisition Corp. II(5)	5,072	50
MOZAYYX Acquisition Corp.(5)	1,638	16
Muzero Acquisition Corp.(5)	1,651	16
New Providence Acquisition Corp. III Class A(5)	9,635	99
Newbury Street II Acquisition Corp. Class A(5)	9,346	98
NewHold Investment Corp. III Class A(5)	4,233	44
NMP Acquisition Corp. Class A(5)	4,148	42
Oak Woods Acquisition Corp. Class A(5)	9,906	121
Origin Investment Corp. I(5)	3,737	38
OTG Acquisition Corp. I(5)	1,039	11
Oxley Bridge Acquisition Ltd. Class A(5)	8,744	89
Oyster Enterprises II Acquisition Corp. Class A(5)	10,419	107
Pantages Capital Acquisition Corp.(5)	5,037	53
Perimeter Acquisition Corp. I Class A(5)	1,272	13
Pioneer Acquisition I Corp. Class A(5)	10,110	103
Praetorian Acquisition Corp.(5)	1,244	12
ProCap Acquisition Corp.(5)	581	6
ProCap Acquisition Corp. Class A(5)	2,046	21
Proem Acquisition Corp. I(5)	1,002	10
Pyrophyte Acquisition Corp. II Class A(5)	2,089	21
Quantumsphere Acquisition Corp.(5)	831	8
Quantumsphere Acquisition Corp.(5)	2,089	21
Quartzsea Acquisition Corp.(5)	963	10
Real Asset Acquisition Corp. Class A(5)	1,874	20
Republic Digital Acquisition Co. Class A(5)	6,792	69
Ribbon Acquisition Corp.(5)	2,649	28
Rising Dragon Acquisition Corp.(5)	4,842	51
Roman DBDR Acquisition Corp. II(5)	2,106	22
SC II Acquisition Corp. Class A(5)	4,171	42
Siddhi Acquisition Corp. Class A(5)	11,711	122
Silicon Valley Acquisition Corp.(5)	1,466	15
Silver Pegasus Acquisition Corp.(5)	1,048	11
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
Silver Pegasus Acquisition Corp. Class A(5)	2,914	$30
Silverbox Corp. IV Class A(5)	2,408	26
SilverBox Corp. V(5)	828	8
SIM Acquisition Corp. I Class A(5)	6,537	70
Sizzle Acquisition Corp. II Class A(5)	13,770	141
Social Commerce Partners Corp.(5)	1,047	10
Solarius Capital Acquisition Corp. Class A(5)	5,320	54
Soren Acquisition Corp.(5)	1,666	17
Soulpower Acquisition Corp. Class A(5)	11,620	119
Space Asset Acquisition Corp.(5)	516	5
SPACSphere Acquisition Corp.(5)	4,106	41
Spring Valley Acquisition Corp. III(5)	620	6
Starry Sea Acquisition Corp.(5)	3,134	32
Stellar V Capital Corp. Class A(5)	1,727	18
StoneBridge Acquisition II Corp. Class A(5)	738	7
Tavia Acquisition Corp.(5)	8,747	92
Thayer Ventures Acquisition Corp. II Class A(5)	4,461	46
Titan Acquisition Corp. Class A(5)	12,564	130
Translational Development Acquisition Corp.(5)	1,637	17
UY Scuti Acquisition Corp.(5)	3,005	31
Vendome Acquisition Corp. I Class A(5)	4,271	43
Viking Acquisition Corp. I(5)	628	6
Vine Hill Capital Investment Corp. Class A(5)	775	8
Voyager Acquisition Corp.(5)	11,610	124
Wen Acquisition Corp. Class A(5)ETF, OBFR, S&P, SPDR, plc, ADR	5,593	57
Westin Acquisition Corp. Class A(5)	1,879	19
White Pearl Acquisition Corp.(5)	2,424	25
White Pearl Acquisition Corp. Class A(5)	2,047	20
Wintergreen Acquisition Corp.(5)	2,106	22
Yorkville Acquisition Corp. Class A(5)	4,522	46
Total Special Purpose Acquisition Companies (Identified Cost $6,758)		6,980

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $21)		11

Escrow Notes—2.0%
Financials—2.0%
Altaba, Inc. Escrow(4)(5)	348,047	470
Pershing Square Escrow(4)(5)	7,392	—
		470

Total Escrow Notes (Identified Cost $162)		470

Total Long-Term Investments—82.9% (Identified Cost $19,218)		19,909

Short-Term Investments—11.8%
Money Market Mutual Funds—11.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.540%)(8)	2,450,000	2,450
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 3.556%)(8)	395,073	$395
Total Short-Term Investments (Identified Cost $2,845)		2,845

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.7% (Identified Cost $22,063)		22,754

Securities Sold Short—(1.0)%

Common Stocks—(1.0)%
Energy—(0.7)%
Devon Energy Corp.	(3,175)	(160)
Health Care—(0.0)%
Boston Scientific Corp.(5)	(80)	(5)
Industrials—(0.3)%
Cintas Corp.	(147)	(25)
Union Pacific Corp.	(222)	(54)
		(79)

Total Securities Sold Short (Identified Proceeds $(233))		(244)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $26)		(16)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.6% (Identified Cost $21,804)		$22,494
Other assets and liabilities, net—6.4%		1,532
NET ASSETS—100.0%		$24,026

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $683 or 2.8% of net assets.

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
(2)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $7.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)
Delisted security. As of March 31, 2026, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $1,533 and its market value represents 7.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(7)	Amount is less than $500 (not in thousands).
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	68%
Cayman Islands	30
Virgin Islands(British)	1
Jersey	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2026.

Open purchased options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
State Street SPDR S&P 500® ETF Trust	13	$800	$615.00	05/15/26	$11
Total Purchased Options					$11
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
DigitalBridge Group, Inc.	(209)	$(334)	$16.00	04/17/26	$(1)
DigitalBridge Group, Inc.	(4)	(6)	16.00	06/18/26	(— ) (3)
Electronic Arts, Inc.	(1)	(21)	210.00	06/18/26	(— ) (3)
Masimo Corp.	(3)	(54)	180.00	09/18/26	(— ) (3)
State Street SPDR S&P 500® ETF Trust	(9)	(608)	675.00	05/15/26	(7)
Warner Bros Discovery, Inc.	(9)	(24)	27.00	04/17/26	(1)
Warner Bros Discovery, Inc.	(12)	(34)	28.00	04/17/26	(— ) (3)
Warner Bros Discovery, Inc.	(18)	(45)	25.00	04/17/26	(4)
Warner Bros Discovery, Inc.	(40)	(116)	29.00	04/17/26	(— ) (3)
Warner Bros Discovery, Inc.	(24)	(72)	30.00	04/17/26	(— ) (3)
					(13)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Open written options contracts as of March 31, 2026 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
State Street SPDR S&P 500® ETF Trust	(10)	$(565)	$565.00	05/15/26	$(3)
Total Written Options					$(16)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	32,960	USD	207	GS	04/22/26	$1	$—
USD	382	GBP	285	GS	04/15/26	5	—
USD	209	JPY	32,960	GS	04/22/26	1	—
USD	290	GBP	214	GS	08/12/26	7	—
USD	369	GBP	273	GS	11/18/26	9	—
Total						$23	$—

Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Beazley plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	03/09/27	$268	$9	$9	$—
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/02/27	— (5)	7	7	—
Cyberark Software Ltd.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/15/27	111	— (5)	—	— (5)
Electronic Arts, Inc.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	02/26/27	24	— (5)	—	— (5)
Just Group plc	Pay	4.490% (0.850% + OBFR)	1 Month	GS	09/03/26	369	7	7	—
Schroders plc	Pay	4.640% (1.000% + OBFR)	1 Month	GS	03/17/27	352	(1)	—	(1)
Warner Bros Discovery, Inc. Class A	Pay	4.250% (0.610% + OBFR)	1 Month	GS	04/13/27	1,217	(13)	—	(13)
Webster Financial Corp.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/12/27	72	(3)	—	(3)
Webster Financial Corp.	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	03/25/27	73	(3)	—	(3)
							3	23	(20)
Short Total Return Swap Contracts
Banco Santander S.A. Sponsored ADR	Receive	3.190% ((0.450)% + OBFR)	1 Month	GS	03/12/27	(342)	14	14	—
Banco Santander S.A. Sponsored ADR	Receive	3.140% ((0.500)% + OBFR)	3 Month	JPM	04/26/27	(77)	7	7	—
Boston Scientific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(39)	4	4	—
Charter Communications, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(82)	10	10	—
Cintas Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(287)	37	37	—
Devon Energy Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(234)	(24)	—	(24)
Devon Energy Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(39)	(5)	—	(5)
Kimberly-Clark Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/06/27	(43)	3	3	—
Skyworks Solutions, Inc.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	03/18/27	(94)	9	9	—
Skyworks Solutions, Inc.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	03/29/27	(29)	3	3	—
Transocean Ltd.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(43)	(4)	—	(4)
Union Pacific Corp.	Receive	3.290% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(597)	(23)	—	(23)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Union Pacific Corp.	Receive	3.390% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	$(379)	$(11)	$—	$(11)
							20	87	(67)
Total							$23	$110	$(87)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$142	$—	$142	$—
Corporate Bonds and Notes	1,535	—	1,535	—
Leveraged Loans	62	—	62	—
Equity Securities:
Common Stocks	10,660	8,945	6	1,709 (1)
Rights	33	18	—	15
Warrants	16	16	—	— (1)
Special Purpose Acquisition Companies	6,980	6,308	672	—
Escrow Notes	470	—	—	470 (1)
Money Market Mutual Funds	2,845	2,845	—	—
Other Financial Instruments:
Purchased Options	11	11	—	—
Forward Foreign Currency Exchange Contracts*	23	—	23	—
Over-the-Counter Total Return Swaps*	110	—	103	7
Total Assets	22,887	18,143	2,543	2,201
Liabilities:
Securities Sold Short:
Common Stocks	(244)	(244)	—	—
Other Financial Instruments:
Written Options	(16)	(16)	—	—
Over-the-Counter Total Return Swaps*	(87)	—	(87)	—
Total Liabilities	(347)	(260)	(87)	—
Total Investments, Net of Securities Sold Short and Written Options	$22,540	$17,883	$2,456	$2,201

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $470 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$1,719	$1,697 (a)	$15	$— (a)	$— (a)	$7
Net realized gain (loss)	— (c)	— (c)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	11	11	—	—	—	—
Purchases	— (c)	— (c)	—	—	—	—
Sales(d)	— (c)	— (c)	—	—	—	—
Transfers into Level 3(e)	470	—	—	—	470	—
Balance as of March 31, 2026	$2,201	$1,709 (a)	$15	$— (a)	$470 (a)	$7
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $11.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:
Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$1,698	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a)A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

THE MERGER FUND® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.